Tax on Profit on Ordinary Activities - Unremitted Earnings (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of unremitted profits	£ 27,500	£ 29,000
Deferred tax liabilities	5,861	2,033	[1]
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 886	£ 609

[1]	(1) See note 3C for additional details